Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent events
Subsequent Events

23. Subsequent events

No facts or operations, other than disclosed, occurred between the closing date of the fiscal year and the date of issuance of these financial statements that may significantly affect such financial statements.